Leases	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases	Leases
The Company leases manufacturing equipment under non-cancelable finance leases expiring at various dates through December 2025. The Company also leases office and manufacturing facilities under non-cancelable operating leases expiring at various dates through June 2026. Some of the Company’s leases include one or more options to renew, with renewal terms that if exercised by the Company, extend the lease term from one to six years. The exercise of these renewal options is at the Company’s discretion. The Company’s lease agreements do not contain any material terms and conditions of residual value guarantees or material restrictive covenants. The Company’s short-term leases and sublease income was not material.
The Company adopted ASC 842 using the modified retrospective method on January 1, 2021. The Company elected the available package of practical expedients and implemented internal controls to enable the preparation of financial information upon adoption. The most significant impact of the adoption of ASC 842 was the recognition of right-of-use, or ROU, assets and lease liabilities for operating leases of $10.8 million and $12.0 million, respectively, and a reversal of deferred rent of $1.2 million on January 1, 2021. The Company’s accounting for finance leases remained substantially unchanged. The adoption of ASC 842 did not have any impact on the Company’s operating results or cash flows.
The Company determines if an arrangement is or contains a lease at inception. Operating leases are included in operating lease right-of use assets and operating lease liabilities in the Company’s condensed consolidated balance sheets. Finance leases are included in property and equipment, and finance lease liabilities in the Company’s condensed consolidated balance sheets.
Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right-of-use assets and liabilities are recognized at the commencement date based on an amount equal to the present value of lease payments over the lease term. The Company’s leases do not provide an implicit rate, therefore the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company uses the implicit rate when it is readily determinable. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed it to carry forward existing lease classification and to exclude leases with original terms of one year or less. Further, the Company elected to combine lease and non-lease components for all asset classes. Any variable lease components are expensed as incurred. The operating lease right-of-use asset also include adjustments related to prepaid or deferred lease payments and lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term.
The components of lease expenses for the three months ended March 31, 2021 were as follows (in thousands):

Amount
Operating lease cost	$1,174
Variable lease cost	459
Total operating lease cost	$1,633
Finance lease cost:
Amortization of right-of-use assets	$42
Interest on finance lease liabilities	15
Total finance lease cost	$57
Supplemental cash flow information for the three months ended March 31, 2021 related to leases was as follows (in thousands):

Amount
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases included in operating activities	$(1,219)
Cash paid for finance leases included in financing activities	(82)
Right of use assets obtained in exchange for lease obligations:
Operating leases	2,876
Finance leases	—

Supplemental balance sheet information related to leases was as follows (in thousands):

March 31, 2021
Operating leases:
Operating lease right-of-use assets	$12,835

Operating lease liabilities:
Operating lease liabilities, current	$4,312
Operating lease liabilities, non-current	9,662
Total operating lease liabilities	$13,974
Finance leases:
Property and equipment, gross	$926
Less: accumulated depreciation	(261)
Property and equipment, net	$665

Finance lease liabilities, current	$281
Finance lease liabilities, non-current	263
Total finance lease liabilities	$544
Weighted average remaining terms were as follows (in years):

March 31, 2021
Weighted average remaining lease term
Operating leases	3.59
Finance leases	2.32
Weighted average discount rates were as follows:

March 31, 2021
Weighted average discount rate
Operating leases	2.79%
Finance leases	10.11%
Maturities of lease liabilities were as follows (in thousands):

	Operating Leases	Finance Leases
Year Ending December 31,
2021 (remaining nine months)	$3,297	$245
2022	4,998	240
2023	4,095	71
2024	1,699	28
2025	1,187	26
2026	602	—
Total lease payments	15,878	610
Less: imputed interest	(1,904)	(66)
Total leases liabilities	$13,974	$544

Disclosures under ASC 840, Leases
Rent expense for the three months ended March 31, 2020 was $1.4 million.
As of December 31, 2020, future minimum lease payments under all noncancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

	Capital Leases	Operating Leases
2021	$331	$5,834
2022	240	6,172
2023	70	4,544
2024	28	746
2025	25	—
Thereafter	—	—
Total minimum lease payments	694	$17,296
Less: amount representing interest	80
Capital lease obligations	$614

Leases	Leases
The Company leases manufacturing equipment under non-cancelable finance leases expiring at various dates through December 2025. The Company also leases office and manufacturing facilities under non-cancelable operating leases expiring at various dates through June 2026. Some of the Company’s leases include one or more options to renew, with renewal terms that if exercised by the Company, extend the lease term from one to six years. The exercise of these renewal options is at the Company’s discretion. The Company’s lease agreements do not contain any material terms and conditions of residual value guarantees or material restrictive covenants. The Company’s short-term leases and sublease income was not material.
The Company adopted ASC 842 using the modified retrospective method on January 1, 2021. The Company elected the available package of practical expedients and implemented internal controls to enable the preparation of financial information upon adoption. The most significant impact of the adoption of ASC 842 was the recognition of right-of-use, or ROU, assets and lease liabilities for operating leases of $10.8 million and $12.0 million, respectively, and a reversal of deferred rent of $1.2 million on January 1, 2021. The Company’s accounting for finance leases remained substantially unchanged. The adoption of ASC 842 did not have any impact on the Company’s operating results or cash flows.
The Company determines if an arrangement is or contains a lease at inception. Operating leases are included in operating lease right-of use assets and operating lease liabilities in the Company’s condensed consolidated balance sheets. Finance leases are included in property and equipment, and finance lease liabilities in the Company’s condensed consolidated balance sheets.
Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right-of-use assets and liabilities are recognized at the commencement date based on an amount equal to the present value of lease payments over the lease term. The Company’s leases do not provide an implicit rate, therefore the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The Company uses the implicit rate when it is readily determinable. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed it to carry forward existing lease classification and to exclude leases with original terms of one year or less. Further, the Company elected to combine lease and non-lease components for all asset classes. Any variable lease components are expensed as incurred. The operating lease right-of-use asset also include adjustments related to prepaid or deferred lease payments and lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term.
The components of lease expenses for the three months ended March 31, 2021 were as follows (in thousands):

Amount
Operating lease cost	$1,174
Variable lease cost	459
Total operating lease cost	$1,633
Finance lease cost:
Amortization of right-of-use assets	$42
Interest on finance lease liabilities	15
Total finance lease cost	$57
Supplemental cash flow information for the three months ended March 31, 2021 related to leases was as follows (in thousands):

Amount
Cash paid for amounts included in the measurement of lease liabilities:
Cash paid for operating leases included in operating activities	$(1,219)
Cash paid for finance leases included in financing activities	(82)
Right of use assets obtained in exchange for lease obligations:
Operating leases	2,876
Finance leases	—

Supplemental balance sheet information related to leases was as follows (in thousands):

March 31, 2021
Operating leases:
Operating lease right-of-use assets	$12,835

Operating lease liabilities:
Operating lease liabilities, current	$4,312
Operating lease liabilities, non-current	9,662
Total operating lease liabilities	$13,974
Finance leases:
Property and equipment, gross	$926
Less: accumulated depreciation	(261)
Property and equipment, net	$665

Finance lease liabilities, current	$281
Finance lease liabilities, non-current	263
Total finance lease liabilities	$544
Weighted average remaining terms were as follows (in years):

March 31, 2021
Weighted average remaining lease term
Operating leases	3.59
Finance leases	2.32
Weighted average discount rates were as follows:

March 31, 2021
Weighted average discount rate
Operating leases	2.79%
Finance leases	10.11%
Maturities of lease liabilities were as follows (in thousands):

	Operating Leases	Finance Leases
Year Ending December 31,
2021 (remaining nine months)	$3,297	$245
2022	4,998	240
2023	4,095	71
2024	1,699	28
2025	1,187	26
2026	602	—
Total lease payments	15,878	610
Less: imputed interest	(1,904)	(66)
Total leases liabilities	$13,974	$544

Disclosures under ASC 840, Leases
Rent expense for the three months ended March 31, 2020 was $1.4 million.
As of December 31, 2020, future minimum lease payments under all noncancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

	Capital Leases	Operating Leases
2021	$331	$5,834
2022	240	6,172
2023	70	4,544
2024	28	746
2025	25	—
Thereafter	—	—
Total minimum lease payments	694	$17,296
Less: amount representing interest	80
Capital lease obligations	$614